Financial instruments and related disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 12,869	£ 15,734
Financial liabilities at fair value	(37,414)	(41,068)
Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	32	25
Financial liabilities at fair value	(36)	(106)
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	931	1,153
Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,541	2,327
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	50
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,410	4,401
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	18	13
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	98	165
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	994	2,399
At fair value
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	7,047	10,533
Financial liabilities at fair value	(6,776)	(7,251)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(78)	(77)
At fair value | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,662)	(7,068)
At fair value | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(36)	(106)
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	931	1,153
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,541	2,327
At fair value | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	32	25
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		4,401
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	50
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,410
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	18	13
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	98	165
At fair value | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	994	2,399
At fair value | Level 1
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,939	7,309
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	741	823
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		4,087
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,204
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 1 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	994	2,399
At fair value | Level 2
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,694	2,567
Financial liabilities at fair value	(114)	(183)
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(78)	(77)
At fair value | Level 2 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 2 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(36)	(106)
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,541	2,327
At fair value | Level 2 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	32	25
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	50
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	98	165
At fair value | Level 2 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	414	657
Financial liabilities at fair value	(6,662)	(7,068)
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL): | Contingent consideration liabilities
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,662)	(7,068)
At fair value | Level 3 | Derivatives designated and effective as hedging instruments (fair value movements through OCI) | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	190	330
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets measured at fair value through other comprehensive income (FVTOCI): | Derivatives designated and effective as hedging instruments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other investments designated at FVTOCI
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		314
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Current equity investments and other investments
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	206
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Other non-current assets
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	18	13
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Held for trading derivatives that are not in a designated and effective hedging relationship
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At fair value | Level 3 | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 0	£ 0